ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposal of subsidiaries under common control (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal of subsidiaries under common control
Aggregated consideration				¥ 144,389
Huimin to Puxin
Disposal of subsidiaries under common control
Aggregated consideration	¥ 47,000
Difference between the consideration and the carrying value of the net assets	¥ 55,000
Hengcheng
Disposal of subsidiaries under common control
Pre-tax (loss)/income			¥ (2,048,000)	¥ 373,000	¥ 292,000
Aggregated consideration		¥ 67,000
Carrying value of net assets		723,000
Difference between the consideration and the carrying value of the net assets		¥ 656,000